New Accounting Policies and Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
New Accounting Policies and Recent Accounting Pronouncements [Abstract]
Funds due to customers	$ 6,555	$ 3,242